Schedule of Variable Interest Entities Cash Flows (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net cash provided by operating activities	$ (2,660,100)	$ (2,558,438)	$ 4,828,933
Net cash used in investing activities	4,788	(300,631)	(13,595,605)
Net cash provided by financing activities		1,000,000	14,809,302
Effects of exchange rate changes on cash	(510,483)	(976,270)	338,135
Net cash inflow	(3,165,795)	(2,835,339)	6,380,765
Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net cash provided by operating activities	(1,500,154)	148,162	9,390,282
Net cash used in investing activities	4,788	(529,511)	(18,530,989)
Net cash provided by financing activities			14,809,302
Effects of exchange rate changes on cash	(559,935)	(1,127,433)	266,364
Net cash inflow	$ (2,055,301)	$ (1,508,782)	$ 5,934,959